Income Taxes - Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred income tax recovery	$ (461)	$ 701
Change In Fair Value Of Convertible Debentures Attributable To Change In Credit Risk
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred income tax recovery	17	(79)
Change in fair value of marketable securities
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred income tax recovery	$ (478)	$ 780